united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Breithorn Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares		Fair Value

	COMMON STOCK - 55.2%
	AEROSPACE - 3.3%
8,975	KLX, Inc. *^	$ 439,685

	AUTO MANUFACTURERS - 8.5%
24,750	Blue Bird Corp. *	417,038
19,350	General Motors Co. ^	708,404
		1,125,442
	AUTO PARTS & EQUIPMENT - 3.2%
12,050	Allison Transmission Holdings, Inc. ^	421,509

	ELECTRIC - 2.1%
23,200	Calpine Corp. *^	273,760

	HEALTHCARE-SERVICES - 3.9%
3,870	Laboratory Corp of America Holdings *^	519,393

	HOLDING COMPANIES - 4.9%
27,200	Leucadia National Corp. ^	648,720

	HOME BUILDERS - 3.4%
17,690	M/I Homes, Inc. *^	444,727

	INSURANCE - 7.9%
9,750	American International Group, Inc.	626,535
11,050	XL Group PLC ^	415,149
		1,041,684
	OIL & GAS - 3.2%
27,600	ERA Group *^	432,216

	PACKAGING & CONTAINERS - 3.3%
23,020	Owens-Illinois, Inc. *^	435,078

	PHARMACEUTICALS - 2.8%
4,850	Perrigo Co. PLC ^	369,328

	RETAIL - 2.2%
27,900	Express, Inc. *^	296,577

	TELECOMMUNICATIONS - 3.1%
20,550	General Communication, Inc. *^	413,466

	TRANSPORTATION - 3.4%
61,630	Admore Shipping Corp. ^	452,981

	TOTAL COMMON STOCK ( Cost - $6,484,085)	7,314,566

See accompanying notes to financial statements.

Breithorn Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Fair Value

	SHORT-TERM INVESTMENTS - 18.8%
2,485,148	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.47% **^	$ 2,485,148
	(Cost - $2,485,148)

	TOTAL INVESTMENTS - 74.0% (Cost - $8,969,233) (a)	$ 9,799,714
	OTHER ASSETS IN EXCESS OF LIABILITIES - 26.0%	3,451,350
	TOTAL NET ASSETS - 100.0%	$ 13,251,064

	SECURITIES SOLD SHORT - 28.7%
	COMMON STOCK - 19.4%
	APPAREL - 3.0%
900	Hermes International	391,435

	AUTO MANUFACTURERS - 2.1%
1,100	Tesla Motors, Inc. *	277,123

	BANKS - 1.8%
3,830	Commonwealth Bank of Australia	237,430

	BIOTECHNOLOGY - 0.7%
4,400	Intrexon Corp.	93,104

	COMMERCIAL SERVICES - 4.6%
4,200	Brink's Co.	186,900
5,509	Cardtronics, Inc. *	300,681
3,200	Healthcare Services Group	127,200
		614,781
	DISTRIBUTION\WHOLESALE - 2.0%
8,300	LKQ Corp. *	264,853

	HEALTHCARE - 2.1%
1,650	Chemed Corp.	274,049

	LEISURE TIME - 1.5%
9,250	Planet Fitness, Inc.	194,620

	SOFTWARE - 1.6%
2,400	ServiceNow, Inc. *	217,488

	TOTAL COMMON STOCK (Proceeds - $2,257,205)	2,564,883

See accompanying notes to financial statements.

Breithorn Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 4.2%
2,350	iShares Russell 1000 Growth ETF	254,623
6,100	Utilities Select Sector SPDR Fund	299,998
	TOTAL EXCHANGE TRADED FUNDS (Proceeds - $549,811)	554,621

	REAL ESTATE INVESTMENT TRUST (REITs) - 5.1%
4,950	Douglas Emmett, Inc.	187,308
900	Essex Property	201,870
600	Simon Property Group, Inc.	110,262
1,650	SL Green Realty	179,800
	TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds - $688,958)	679,240

	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,495,974)	$ 3,798,744

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2017.
^ All or a portion of the security held as collateral for securities sold short as of January 31, 2017. Total collateral for securities sold short is $5,746,595.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $5,473,340 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,150,894
	Unrealized depreciation:	(623,264)
	Net unrealized appreciation:	$ 527,630

See accompanying notes to financial statements.

Breithorn Long/Short Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuaion specialist at a public accounting firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Breithorn Long/Short Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 7,314,566	$ -	$ -	$ 7,314,566
Short-Term Investments	2,485,148	-	-	2,485,148
Total	$ 9,799,714	$ -	$ -	$ 9,799,714

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 2,564,883	$ -	$ -	$ 2,564,883
Exchange Traded Funds	554,621	-	-	554,621
Real Estate Investment Trusts	679,240			679,240
Total	$ 3,798,744	$ -	$ -	$ 3,798,744
*Refer to the Portfolio of Investments for classifications

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Breithorn Long/Short Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities

Underlying Investment in Other Investment Companies - The Breithorn Long/Short Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Fidelity Instituional Money Market Fund, Institutioncal Class. The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 3/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 3/22/2017

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/22/2017